Stock-Based Compensation	12 Months Ended
Dec. 31, 2011
Stock-Based Compensation Disclosure [Abstract]
Stock-Based Compensation
Stock-Based Compensation

Long-Term Incentive Plan, or LTIP

As of December 31, 2011, and 2010, a total of 22,000,000 shares of NRG common stock were authorized for issuance under the LTIP, subject to adjustments in the event of reorganization, recapitalization, stock split, reverse stock split, stock dividend, and a combination of shares, merger or similar change in NRG's structure or outstanding shares of common stock. There were 7,957,697 and 10,141,819 shares of common stock remaining available for grants under NRG's LTIP as of December 31, 2011, and 2010, respectively.

Non-Qualified Stock Options, or NQSOs

NQSOs granted under the LTIP typically have three or five-year graded vesting schedules beginning on the grant date and become exercisable at the end of the requisite service period. NRG recognizes compensation costs for NQSOs over the requisite service period for the entire award. The maximum contractual term is ten years for 3.0 million of NRG's outstanding NQSOs, and six years for the remaining 2.6 million NQSOs.

The following table summarizes the Company's NQSO activity and changes during the year:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (In years)	Aggregate Intrinsic Value (In millions)
	(In whole)
Outstanding at December 31, 2010	5,079,399	$24.22	4	$8
Granted	1,168,000	19.86
Forfeited	(564,433)	28.21
Exercised	(99,777)	22.28
Outstanding at December 31, 2011	5,583,189	22.93	4	7
Exercisable at December 31, 2011	3,706,813	23.72	2	7

The following table summarizes the weighted average grant date fair value of options granted, the total intrinsic value of options exercised, and the cash received from the exercises of options:

	Year Ended December 31,
	2011	2010	2009
	(In millions, except for weighted average)
Weighted average grant date fair value per option granted	$8.73	$10.22	$8.64
Total intrinsic value of options exercised	0.2	0.3	1.4
Cash received from the exercise of options exercised	2	2	2

The fair value of the Company's NQSOs is estimated on the date of grant using the Black-Scholes option-pricing model. Significant assumptions used in the fair value model with respect to the Company's NQSOs are summarized below:

	Year Ended December 31,
	2011	2010	2009
Expected volatility	42.38%-42.57%	41.28%-42.57%	44.36%-48.29%
Expected term (in years)	6	6-6.5	4
Risk free rate	1.42%-2.71%	1.54%-3.01%	1.43%-1.93%

For the years ended December 31, 2011, 2010, and 2009, expected volatility is calculated based on NRG's historical stock price volatility data over the period commensurate with the expected term of the stock option. Typically, the expected term for the Company's NQSOs is based on the simple average of the contractual term and vesting term. The Company uses this simplified method as it does not have sufficient historical exercise data to provide a reasonable basis upon which to estimate the expected term.

Restricted Stock Units, or RSUs

Typically, RSUs granted under the Company's LTIP fully vest three years from the date of issuance. Fair value of the RSUs is based on the closing price of NRG common stock on the date of grant. The following table summarizes the Company's non-vested RSU awards and changes during the year:

	Units	Weighted Average Grant-Date Fair Value per Unit
	(In whole)
Non-vested at December 31, 2010	1,439,839	$26.30
Granted	1,186,900	21.22
Forfeited	(182,880)	22.97
Vested	(101,344)	36.44
Non-vested at December 31, 2011	2,342,515	23.54

The total fair value of RSUs vested during the years ended December 31, 2011, 2010, and 2009, was $2 million, $9 million and $8 million, respectively. The weighted average grant date fair value of RSUs granted during the years ended December 31, 2011, 2010, and 2009 was $21.22, $22.78, and $26.13, respectively.

Deferred Stock Units, or DSUs

DSUs represent the right of a participant to be paid one share of NRG common stock at the end of a deferral period established under the terms of the award. DSUs granted under the Company's LTIP are fully vested at the date of issuance. Fair value of the DSUs, which is based on the closing price of NRG common stock on the date of grant, is recorded as compensation expense in the period of grant.

The following table summarizes the Company's outstanding DSU awards and changes during the year:

	Units	Weighted Average Grant-Date Fair Value per Unit
	(In whole)
Outstanding at December 31, 2010	334,721	$19.63
Granted	53,896	24.31
Conversions	(14,933)	25.41
Outstanding at December 31, 2011	373,684	20.07

The aggregate intrinsic values for DSUs outstanding as of December 31, 2011, 2010, and 2009 were approximately $8 million, $7 million, and $7 million respectively. The aggregate intrinsic values for DSUs converted to common stock for the years ended December 31, 2011, 2010, and 2009 were $0.4 million, $0.7 million and $0.5 million, respectively. The weighted average grant date fair value of DSUs granted during the years ended December 31, 2011, 2010, and 2009 was $24.31, $22.18 and $22.77, respectively.

Performance Units, or PUs

PUs granted under the Company's LTIP fully vest three years from the date of issuance. PUs granted prior to January 1, 2009, are paid out upon vesting if the closing price of NRG's common stock on the vesting date, or the Measurement Price, is equal to or greater than the Target Price. PUs granted after January 1, 2009, are paid out upon vesting if the Measurement Price is equal to or greater than Threshold Price. The Threshold Price, Target Price and Maximum Price are determined on the date of issuance. The payout for each PU will be equal to: (i) a pro-rata amount between 0.5 and 1 share of common stock, if the Measurement Price is equal to or greater than the target Threshold Price but less than the Target Price, for grants made after January 1, 2009; (ii) one share of common stock, if the Measurement Price equals the Target Price; (iii) a pro-rata amount between one and two shares of common stock, if the Measurement Price is greater than the Target Price but less than the Maximum Price; and (iv) two shares of common stock, if the Measurement Price is equal to, or greater than, the Maximum Price.

The following table summarizes the Company's non-vested PU awards and changes during the year:

	Outstanding Units	Weighted Average Grant-Date Fair Value per Unit
	(In whole)
Non-vested at December 31, 2010	819,000	$23.71
Granted	504,800	20.80
Forfeited	(284,300)	24.98
Non-vested at December 31, 2011	1,039,500	21.95

The weighted average grant date fair value of PUs granted during the years ended December 31, 2011, 2010, and 2009 was $20.80, $22.70, and $22.91, respectively.

The fair value of PUs is estimated on the date of grant using a Monte Carlo simulation model and expensed over the service period, which equals the vesting period. Significant assumptions used in the fair value model with respect to the Company's PUs are summarized below:

	2011	2010	2009
Expected volatility	46.96%-53.15%	44.77%-53.81%	48.48%-53.00%
Expected term (in years)	3	3-5	3
Risk free rate	0.50%-1.41%	0.59%-1.66%	1.14%-1.48%

For the years ended December 31, 2011, 2010, and 2009, expected volatility is calculated based on NRG's historical stock price volatility data over the period commensurate with the expected term of the PU, which equals the vesting period.

Supplemental Information

The following table summarizes NRG's total compensation expense recognized for the years presented as well as total non-vested compensation costs not yet recognized and the period over which this expense is expected to be recognized as of December 31, 2011, for each of the four types of awards issued under the Company's LTIP. Minimum tax withholdings of $1 million, $4 million, and $3 million during 2011, 2010, and 2009, respectively, are reflected as a reduction to Additional Paid-in Capital on the Company's statement of financial position, and are reflected as operating activities on the Company's statement of cash flows.

				Non-vested Compensation Cost
	Compensation Expense			Unrecognized Total Cost	Weighted Average Recognition Period Remaining (In years)
	Year Ended December 31			As of December 31
Award	2011	2010	2009	2011	2011
	(In millions, except weighted average data)
NQSOs	$8	$8	$9	$10	$0.6
RSUs	12	15	11	28	1.9
DSUs	2	1	1	—	—
PUs	5	6	5	10	1.4
Total	$27	$30	$26	$48
Tax benefit recognized	$1	$2	$4

Other Compensation Arrangements

NRG also sponsored certain cash-settled equity award programs, under which employees are eligible to receive future cash compensation upon fulfillment of the vesting criteria for the particular program. The aggregate compensation expense for these arrangements was $0.1 million, $1 million, and $2 million for the years ended December 31, 2011, 2010, and 2009, respectively.